Report Of The Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,700	1,300
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	(3,000)	(4,500)
Increase (decrease) in financial assets	500	1,500
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	(3,100)	(4,500)
Increase (decrease) in financial assets	$ 1,200	$ (200)
Consensus Central scenario ECL
Disclosure of financial assets [line items]
Probability	75.00%
Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Central scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (200)	$ (300)
Consensus Central scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (600)	$ (900)
Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Upside scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (500)	$ (1,000)
Consensus Upside scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (1,200)	$ (2,000)
Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Downside scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 200	$ 300
Consensus Downside scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 600	$ 1,000
Downside 2 scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Downside 2 scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 2,000	$ 1,300
Downside 2 scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 5,500	$ 5,900